Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Note - Level 3 [Member]	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Note [Line Items]
Fair value as of January 1, 2023
Proceeds received through Convertible Note 1 on March 22, 2023	150,000
Proceeds received through Convertible Note 2 on March 30, 2023	360,000
Change in valuation inputs or other assumptions	(462,670)
Fair value as of March 31, 2023	$ 47,330